SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of options granted to employees and non-employees
In the years ended December 31, 2016, December 31, 2015 and December 31, 2014, the Company granted options to employees and non-employees as follows:

	Year ended December 31
	2016
	Award amount	Exercise price range	Vesting period	Expiration
Employees:
Options	715,310	$6.04- $8.54	4 years	10 years
RSU	25,000	-	4 years	10 years

Directors:
Options	24,000	$7.09	3 years	10 years

Consultants:
Options	4,800	$6.34	4 years	10 years

	Year ended December 31
	2015
	Award amount	Exercise price range	Vesting period	Expiration
Employees:
Options	852,501	$6.77- $10.88	4 years	10 years
RSU	216,050	-	4 years	10 years

Directors:
Options	27,000	$10.80-$11.87	3 years	10 years

Consultants:
Options	4,000	$10.88	4 years	10 years
RSU	83,800	-	4 years	10 years

	Year ended December 31
	2014
	Award amount	Exercise price range	Vesting period	Expiration
Employees:
Options	217,000	$1.92- $7.98	4 years	10 years

Directors:
Options	231,000	$5.88	3 years	10 years

Consultants:
Options	46,875	$1.92- $7.98	0-6 years	6 years

Summary of the number of options outstanding
The following table summarizes the number of options outstanding for the years ended December 31, 2016, December 31, 2015 and December 31, 2014, and related information:

	Employees and directors		Consultants and service providers
	Number of options	USD(1)	Number of options	USD(1)
Outstanding at January 1, 2014	462,500	$1.28	220,000	$1.28
Granted	448,000	5.32	46,875	5.96
Forfeited	(6,250)	1.92	-	-
Outstanding at December 31, 2014	904,250	3.28	266,875	2.10
Granted	879,501	7.72	4,000	10.88
Exercised	(29,525)	1.92	(150,000)	1.92
Re-Designated(2)	(27,000)	5.88	27,000	5.88
Outstanding at December 31, 2015	1,727,226	5.41	147,875	3.24
Granted	739,310	6.55	4,800	6.34
Forfeited	(20,000)	6.66	(15,625)	7.98
Exercised	(69,444)	1.64	-	-
Outstanding at December 31, 2016	2,377,092	$5.87	137,050	$2.81

(1)	Weighted average price per share

(2)	Pursuant to change in status of grantee from ‘director’ to ‘consultant’ during the reporting period.

Summary of the number of RSUs outstanding under the Plan
The following table summarizes the number of RSUs outstanding for the years ended December 31, 2016 and December 31, 2015:

	Employees and directors	Consultants and service providers
	Number of RSUs
Outstanding at January 1, 2015	-	-
Awarded	216,050	83,800
Vested	(29,250)	(20,750)
Outstanding at December 31, 2015	186,800	63,050
Awarded	25,000	-
Vested	(69,117)	(21,000)
Outstanding at December 31, 2016	142,683	42,050

Summary of the information concerning outstanding and exercisable options
The following tables summarizes information concerning outstanding and exercisable options as of December 31, 2016:

December 31, 2016
Options outstanding			Options exercisable
	Number of	Weighted	Number of	Weighted
	options	average	options	Average
Exercise	outstanding	remaining	exercisable	Remaining
prices per	at end of	contractual	at end of	contractual
share (USD)	year	life	year	Life
0.048-1.312	283,125	2.90	283,125	2.90
1.92	291,031	5.19	258,219	4.93
5.46-5.88	279,250	7.98	182,950	7.98
6.04-6.77	753,110	8.95	72,000	8.02
7.093-8.544	757,126	8.82	171,563	8.46
10.8-11.87	150,500	8.60	47,594	8.60
	2,514,142		1,015,450

Schedule of share-based compensation
The following table illustrates the effect of share-based compensation on the statements of operations:

	Year ended December 31
	2016	2015	2014
Cost of revenues	$3	$2	$15
Research and development expenses	1,135	588	80
Selling, general and administrative	1,774	1,187	102
	$2,912	$1,777	$197

Employees and directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of underlying data used for computing the fair value of the options
The underlying data used for computing the fair value of the options are as follows:

	Year ended December 31
	2016	2015	2014
Value of ordinary share	$5.9-$8.35	$6.96-$11.3	$4.8-$6.8
Dividend yield	0%	0%	0%
Expected volatility	60.3%-63.2%	60.1%-64.9%	59.0%-66.7%
Risk-free interest rate	1.25%-1.86%	1.38%-1.98%	1.87%-2.22%
Expected term	6 years	6 years	6-7 years

Consultants and other service providers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of underlying data used for computing the fair value of the options
The underlying data used for computing the fair value of the options are as follows:

	December 31
	2016	2015	2014
Value of ordinary share	$11.1	$8.11	$5.45-$7.01
Dividend yield	0%	0%	0%
Expected volatility	64.8%	69.4%	59.9%-62.0%
Risk-free interest rate	2.38%	2.27%	1.81%-2.0%
Expected term	9 years	10 years	6 years